S000001302 [Member] Investment Strategy - TWEEDY, BROWNE INTERNATIONAL VALUE FUND	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in foreign equity securities that Tweedy, Browne Company LLC (the “Adviser” or “Tweedy, Browne”) believes are undervalued but may invest in U.S. securities to a limited extent. The Adviser seeks to construct a diversified portfolio of stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.
The Fund’s value investment style derives from the work of the late Benjamin Graham, who is widely considered to be the father of the value investing approach. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:
›	low price‑to‑sales ratio as compared to other companies in the same industry;
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low ratio of enterprise value (the sum of the market value of the company’s shares plus interest-bearing debt and preferred stock, net of cash and cash equivalents) to EBITA (earnings before deduction of interest, taxes, and amortization), EBITDA (earnings before deduction of interest, taxes, depreciation and amortization), or after‑tax EBITA;

›	low stock price in relation to book value;
›	low price‑to‑earnings ratio;
›	low price‑to‑cash‑flow ratio;
›	above-average dividend yield;
›	low financial leverage;
›	high returns on invested capital;
›	purchases of a company’s own stock by the company’s officers and directors;
›	company share repurchases;
›	a stock price that has declined significantly from its previous high price; and/or
›	small market capitalization.
The Fund invests primarily in equity securities of foreign issuers, but also invests, on a more limited basis, in U.S. equity securities when opportunities appear attractive. The Fund will generally have some exposure to emerging markets. The Fund is diversified by issuer, industry and country, and maintains investments in a minimum of five countries. Where practicable, in light of operational and regulatory considerations, the
Fund seeks to reduce currency risk by hedging its perceived foreign currency exposure back into the U.S. dollar (generally through the use of forward currency contracts) based on the Adviser’s judgment of such exposure after taking into account various factors, such as the sources of the portfolio companies’ earnings and the currencies in which their securities trade. The Fund is designed for long-term value investors who wish to focus their investment exposure for the most part on foreign stock markets of developed countries. The Fund is not appropriate for investors primarily seeking income.